CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 3,113	$ 2,950
Accounts receivable, net	2
Loans receivable, net of provision for loan losses of $1,532 and $619, respectively	7,195	8,380
Interest receivable	41	4
Other receivables, prepayments and deposits, net of provision for credit losses of $8 and $3, respectively	319	205
Total current assets	10,670	11,539
NON-CURRENT ASSETS
Deposits for acquisition of a subsidiary, net of provision for credit losses of $nil and $131, respectively		4,869
Plant and equipment, net	46,773	48,655
Operating lease right-of-use assets, net	4	26
Intangible assets, net	29	42
Long-term loans receivable, net of $491 and $1,453 provision for loan losses	12,484	4,170
Goodwill	385	385
Total non-current assets	59,675	58,147
Total assets	70,345	$ 69,686
CURRENT LIABILITIES
Amount due to a s shareholder	$ 1,923
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Other payables and accrued liabilities	$ 2,278	$ 1,260
Operating lease liability, current	4	22
Customer deposits	5	88
Taxes payable	513	721
Convertible notes - current		94
Total current liabilities	4,723	2,185
LONG-TERM LIABILITIES
Operating lease liability, non-current		4
Non-current Deferred tax liabilities	5,043	5,293
Total non-current liabilities	5,043	5,297
Total liabilities	9,766	7,482
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil and nil issued and outstanding as of December 31, 2023 and 2022, respectively
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 101,597,998 and 101,597,998 issued and outstanding as of December 31, 2023 and 2022, respectively	406	406
Additional paid-in-capital	135,768	135,674
Retained earnings (deficit)	(75,598)	(73,879)
Accumulated other comprehensive income	3	3
Total TROOPS, Inc. shareholders' equity	60,579	62,204
Total liabilities and shareholders' equity	$ 70,345	$ 69,686